Accrued Expenses And Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Payable to online advertising platforms as agency	¥ 523,765	$ 76,178	¥ 490,981
Accrued advertising, marketing and promotional expenses	288,290	41,930	231,330
Salary and welfare payable	210,483	30,613	208,116
Accrued operating expenses	193,648	28,165	200,387
Deferred revenue	138,227	20,104	123,324
Other taxes payable	35,120	5,108	33,159
Accrued bandwidth and cloud service costs	20,960	3,051	56,660
Payable for purchase of property, equipment and intangible assets	8,725	1,269	30,530
Deferred government subsidies	7,580	1,102	10,980
Advances from disposal of investments			19,200
Others	87,844	12,776	127,822
Total	¥ 1,514,642	$ 220,296	¥ 1,532,489